MERRILL LYNCH SERIES FUND, INC.

                    Supplement dated January 19, 2001 to the
             Statement of Additional Information dated April 4, 2000

         The  following   information   supersedes  and  replaces  any  contrary
information contained in the Statement of Additional Information under the caption "Portfolio Strategies--Transactions in Options, Futures and Currency."

         Effective today, each of the Portfolios (except the Money Reserve Portfolio) may engage in options, futures and options on futures to enhance total return as well as for hedging purposes.